Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 8 — Fair Value Measurements

Our balance sheets include various financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;
•
Level 2, defined as observable inputs other than Level I prices such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

Financial Instruments

We have segregated our financial assets and liabilities that are measured at fair value into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of our funds. The fair value of other short-term financial instruments (primarily accounts receivable and accounts payable and accrued expenses) approximate their carrying values because of their short-term nature. The carrying value of our debt approximates its fair value at March 31, 2014.

We account for our derivative financial instruments, consisting solely of certain stock purchase warrants that contain non-standard anti-dilutions provisions and/or cash settlement features, and certain conversion options embedded in our convertible instruments, at fair value using level 3 inputs. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model when appropriate, and in certain circumstances using binomial lattice models or other accepted valuation practices.

When determining the fair value of our financial instruments using the Black-Scholes option pricing model, we are required to use various estimates and unobservable inputs, including, among other things, contractual terms of the instruments, expected volatility of our stock price, expected dividends, and the risk-free interest rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the instrument. Increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

When determining the fair value of our financial instruments using binomial lattice models or other accepted valuation practices, we also are required to use various estimates and unobservable inputs, including in addition to those listed above, the probability of certain events. The fair value of the contingent consideration issued in connection with our acquisition of Aldagen is determined using a probability weighted cash flow approach, which includes unobservable inputs such as projected achievement of certain technical milestones and discount rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the contingent consideration. Increases in projected achievement of certain technical milestones dates generally result in increases in fair value, while increases in discount rate generally result in decreases in fair value.

The carrying amounts of the derivative liabilities at March 31, 2014 and December 31, 2013 are as follows:

Description	Level 1	Level 2	Level 3	Total
Liabilities at December 31, 2013:
Embedded conversion options	$—	$—	$1,515,540	$1,515,540
Stock purchase warrants	—	—	1,733,055	1,733,055
Total measured at fair value	$—	$—	$3,248,595	$3,248,595
Liabilities at March 31, 2014:
Embedded conversion options	$—	$—	$2,993,860	$2,993,860
Stock purchase warrants	—	—	9,441,917	9,441,917
Total measured at fair value	$—	$—	$12,435,777	$12,435,777

The liabilities measured at fair value in the above table are classified as “derivative and other liabilities” in the accompanying condensed consolidated balance sheets. Gains and losses in the fair value of the contingent consideration are classified as the “change in fair value of contingent consideration” in the accompanying consolidated statements of operations. All other gains and losses in the fair value of derivative instruments are classified as the “change in the fair value of derivative instruments” in the accompanying condensed consolidated statements of operations.

The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the quarter ended March 31, 2014:

Description	Balance at December 31, 2013	Established in 2014	Effect of Conversion to Common Stock	Change in Fair Value	Balance at March 31, 2014
Derivative liabilities:
Embedded conversion options	$1,515,540	$3,567,834	$(1,860,779)	$(228,735)	$2,993,860
Stock purchase warrants	$1,733,055	$7,681,189	$—	$27,673	$9,441,917
	$3,248,595	$11,249,023	$(1,860,779)	$(201,062)	$12,435,777

In February 2014, we purchased a Certificate of Deposit (“CD”) from its commercial bank in the amount of $53,000. The CD bears interest at an annual rate of 0.10%, matures on October 24, 2014, and immediately renews on the same date. The $53,000 carrying value of the CD approximates its fair value. This CD collateralizes a letter of credit (Note 10).

Non-Financial Assets and Liabilities

We have no non-financial assets and liabilities that are measured at fair value on a recurring basis. Property and equipment, intangible assets and goodwill are measured at fair value on a non-recurring basis (upon impairment).

Note 6 — Fair Value Measurements

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value.

Short-term Financial Instruments

The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of the Company’s funds. The fair value of other short-term financial instruments (primarily accounts receivable and accounts payable and accrued expenses) approximate their carrying values because of their short-term nature.

Other Financial Instruments

The Company has segregated its financial assets and liabilities that are measured at fair value into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The Company has no non-financial assets and liabilities that are measured at fair value.
The carrying amounts of the derivative liabilities are as follows:

Description	Level 1	Level 2	Level 3	Total
Liabilities at December 31, 2013:
Embedded conversion options	$—	$—	$1,515,540	$1,515,540
Stock purchase warrants	—	—	1,733,055	1,733,055
Total measured at fair value	$—	$—	$3,248,595	$3,248,595
Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960
Total measured at fair value	$—	$—	$780,960	$780,960
The liabilities measured at fair value in the above table are classified as “derivative and other liabilities” in the accompanying consolidated balance sheets.
The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the year ended December 31, 2013 and 2012:

Description	Balance at January 1, 2013	Established in 2013	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Effect of Extinguishment of Debt	Balance at December 31, 2013
Derivative liabilities:
Embedded conversion options	$780,960	$965,484	$250,361	$(393,948)	$90,839	$(178,156)	$1,515,540
Stock purchase warrants	$—	$1,353,842	$—	$—	$379,213	$—	$1,733,055

Description	Balance at January 1, 2012	Established in 2012	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Reclass to Equity	Balance at December 31, 2012
Derivative liabilities:
Embedded conversion options	$1,823,207	$—	$—	$(549,936)	$(492,311)	$—	$780,960
Contingent consideration	$—	$11,109,020	$—	$—	$4,334,932	$(15,443,952)	$—
Gains and losses in the fair value of the contingent consideration are classified as the “change in fair value of contingent consideration” in the accompanying consolidated statements of operations. All other gains and losses in the fair value of derivative instruments are classified as the “change in the fair value of derivative instruments” in the accompanying consolidated statements of operations.
The fair value of the contingent consideration is determined using a probability weighted cash flow approach, which includes unobservable inputs such as projected achievement of certain technical milestones and discount rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the contingent consideration. Increases in projected achievement of certain technical milestones dates generally result in increases in fair value, while increases in discount rate generally result in decreases in fair value.
The fair value of the stock purchase warrants and embedded conversion options is determined based on the Black-Scholes option pricing model, and includes the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the stock purchase warrants. Increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.
In July and November 2011, we issued convertible notes that contained embedded conversion options which met the criteria for derivative liabilities. The fair value of the conversion options, at December 31, 2013, approximates $287,000.
In December 2013, we issued convertible notes which met the criteria for derivative liabilities. The fair value of the conversion options, at December 31, 2013, approximates $2,250,000.
In June 2013, the Company purchased a Certificate of Deposit (“CD”) from its commercial bank in the amount of $53,000. This CD bears interest at an annual rate of 0.10%, maturs on February 24, 2014, and immediately renews on the same date. The $53,000 carrying value of the CD approximates its fair value. This CD collateralizes the Letter of Credit described in Commitment and Contingencies (see Note 22).